EQUITY INCENTIVE PLANS	12 Months Ended
Dec. 31, 2023
Equity Incentive Plans [Abstract]
EQUITY INCENTIVE PLANS [Text block]

10. EQUITY INCENTIVE PLANS

The Company has three equity incentive plans consisting of a stock option plan (the "Option Plan"), a restricted share unit plan (the "RSU Plan") and a deferred share unit plan (the "DSU Plan") (collectively the "Equity Incentive Plans"). Pursuant to the Company's annual general meeting held on June 17, 2021, it was approved that the maximum aggregate number of common shares issuable under the Equity Incentive Plans cannot exceed 10% of number of common shares issued and outstanding.

a. Stock Options and Share-based payments

Stock Options

Under the Option Plan, the exercise price of the stock options must be greater than, or equal to, the market value of the Company's common shares on the last trading day immediately preceding the date of grant. Stock options vest over a two year period from the date of grant unless otherwise determined by the directors. The maximum stock option term is 10 years. At December 31, 2023, the Company could issue an additional 3,776,354 stock options under the terms of the stock option plan.

A summary of the Company's stock options outstanding and the changes for the periods then ended, is presented below:

	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2021	6,035,000	1.28

Granted	2,181,000	2.03
Exercised	(91,666)	1.45

DECEMBER 31, 2022	8,124,334	1.48

Granted	315,000	2.12
Exercised	(1,725,000)	1.17

DECEMBER 31, 2023	6,714,334	1.59

During the year ended December 31, 2023, the Company recognized an expense in respect of stock options of $348,456, in the statement of loss and comprehensive loss (year ended December 31, 2022 - $735,909). During the year ended December 31, 2023, $391,057 was capitalized (year ended December 31, 2022 - $739,042) in the exploration and evaluation assets in relation to stock options.

Stock options outstanding are as follows

Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $1.11	1,950,000	0.89	0.53
$1.41 - $1.66	1,958,334	1.63	1.60
$1.85 - $1.95	1,100,000	1.94	0.60
$2.10 - $2.22	1,706,000	2.12	3.18

DECEMBER 31, 2023	6,714,334	1.59	1.53

Average share price for options exercised during the year ended December 31, 2023, was $2.31 (year ended December 31, 2022 - $2.66). Of the total stock options outstanding, 6,059,662 were vested and exercisable at December 31, 2023. The weighted average exercise price of vested stock options is $1.54 and the average remaining contractual life is 1.30 years.

Share-based payments

During the year ended December 31, 2023, the Company granted 315,000 (Year ended December 31, 2022 - 2,181,000) stock options to employees, directors and consultants. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model. The weighted average assumptions and resulting fair values for the grant in the prior year are as follows:

Inputs and assumptions	Year ended December 31, 2023	Year ended December 31, 2022

Exercise price	$2.12	$2.03
Market price	$2.10	$2.03
Expected option term (years)	3.0	3.0
Expected stock price volatility	50.6%	58.6%
Average risk-free interest rate	4.22%	1.46%
Expected forfeiture rate	-	-
Expected dividend yield	-	-

FAIR VALUE PER OPTION GRANTED	$0.79	$0.82

b. Restricted Share Units

The Company granted restricted share units ("RSUs") in accordance with the RSU plan approved at the June 17, 2021 shareholders meeting. These RSUs vest in three equal tranches: Tranche one - on completion of 12 months from grant date, Tranche two - on completion of eighteen months from the grant date and Tranche three - on completion of twenty-four months from grant date. These RSUs are classified as equity-settled as these awards will be settled by issuing the shares and are valued at the market price of the Company shares on the date of grant. As at December 31, 2023, the Company could issue an additional 1,193,390 RSUs under the RSU Plan. A summary of the Company's RSUs outstanding and the changes for the periods then ended, is presented below:

Number of shares issued or issuable on vesting

DECEMBER 31, 2021	239,100

RSUs Granted	359,723
RSUs Converted to common shares	(79,698)

DECEMBER 31, 2022	519,125

RSUs Granted	553,200
RSUs Converted to common shares	(330,349)
RSUs Forfeited	(110,400)

DECEMBER 31, 2023	631,576

In relation to RSUs, the Company recognized an expense of $383,852 for the year ended December 31, 2023, (year ended December 31, 2022 - $521,154) in the statements of loss and comprehensive loss. During the year ended December 31, 2023, $254,475 was capitalized, (year ended December 31, 2022 - $250,116) in the exploration and evaluation assets.

c. Deferred Share Units

Only directors of the Company are eligible for deferred share units ("DSUs") and each DSU vests immediately and is redeemed upon a director ceasing to be a director of the Company. DSUs are classified as equity-settled as these awards will be settled by issuing the shares and are valued at the market price of the Company shares on the date of grant. As at December 31, 2023, the Company could issue an additional 1,481,911 DSUs under the DSU Plan.

Number of shares issuable

DECEMBER 31, 2021	167,000

DSUs Granted	138,400

DECEMBER 31, 2022	305,400

DSUs Granted	167,200

DECEMBER 31, 2023	472,600

In relation to DSUs, the Company recognized an expense of $351,120 during the year ended December 31, 2023, (year ended December 31, 2022 - $290,640) in the statements of loss and comprehensive loss.